TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate Tax Tate	12.00%	12.50%	12.50%	25.00%	24.00%	25.00%
Corporate Tax Rates Amended				15.00%	15.00%
Subsidiaries [Member]
Operating Loss Carryforwards				54,400
Operating Loss Carryforwards, Expiration Dates				2013 and onwards
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				184	66